INTANGIBLE ASSETS (Details) - The capitalized development costs amortization (USD $)	Sep. 30, 2013	Dec. 31, 2012
The capitalized development costs amortization [Abstract]
2013	$ 79,199	$ 256,230
2014	319,484	256,230
2015	296,299	233,230
2016	204,648	141,394
2017	92,981	36,555
Total	$ 1,025,612	$ 923,639